Acquisition - Identified Intangible Assets Based on The Following Useful Lives (Details) - Arcola Energy Limited $ in Thousands	Nov. 11, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Fair Value of Identified Intangible Assets	$ 17,279
Technology
Disclosure of detailed information about business combination [line items]
Technology (patents, know-how and in-process research & development)	$ 15,976
Intangibles, useful life (in years)	12 years
Acquired customer contracts and relationships
Disclosure of detailed information about business combination [line items]
Customer contracts and relationships and Non-compete agreements	$ 1,048
Intangibles, useful life (in years)	7 years
Acquired non-compete agreements
Disclosure of detailed information about business combination [line items]
Customer contracts and relationships and Non-compete agreements	$ 255
Intangibles, useful life (in years)	3 years